Liabilities arising from securities	12 Months Ended
Dec. 31, 2025
Liabilities Arising From Securities
Liabilities arising from securities

18.	Liabilities arising from securities

The breakdown, by classification and type, of “Liabilities arising from securities” is as follows:

Thousand of Reais	2025	2024
Classification:
Financial Liabilities Measured at Fair Value in Income Held for Trading	3,263,266	4,045,496
Financial liabilities at amortized cost	156,662,290	135,632,632
Total	159,925,556	139,678,128
Type:
Real estate credit notes - LCI (1)	53,374,694	45,798,532
Eurobonds	18,052,632	19,851,326
Financial Bills (2)	38,233,834	24,515,804
Agribusiness credit notes - LCA	38,740,151	32,447,165
Secured Real Estate Notes (3)	11,524,245	17,065,301
Total	159,925,556	139,678,128
(1)	Real estate credit notes ("LCI") are fixed income securities backed by real estate loans and secured by either mortgage or fiduciary transfer of properties. As of December 31, 2025, their maturity dates ranged from 2026 to 2034 (2024 - with maturity dates from 2025 to 2034).
(2)	The key attributes of financial bills include a minimum term of two years, a minimum nominal value of R$50, and the permission for early redemption of only 5% of the issued amount. As of December 31, 2025, their maturity dates ranged from 2026 to 2035 (2024 - with maturity dates from 2025 to 2034).
(3)	Secured real estate notes are fixed-income securities backed by real estate loans collateralized by the issuer and by a pool of real estate loans segregated from the issuer's other assets. As of December 31, 2025, their maturity dates ranged from 2026 to 2045 (2024 - with maturity dates from 2025 to 2035)."

Indexing Units:	Domestic Currency	Foreign Currency
Financial Bills	100% to 106,75% of CDI	—
	100% of IPCA	—
	Pre fixed: 10.10% to 16.38%	—
Real estate credit notes - LCI	70% to 105.8% of CDI	—
	Pre fixed: 5.20% to 15.66%	—
Agribusiness credit notes - LCA	80% to 108% of CDI	—
	Pre fixed: 7.74% to 15.76%	—
Secured Real Estate Notes - LIG	92% to 106% of CDI	—
	100% of IPCA	—
Eurobonds	—	Up to 15%
	—	3.67% of SOFR

The currency breakdown of the balance for this item is as follows:

Thousand of Reais
Currency:	2025	2024
Real	141,872,924	119,826,802
U.S. dollar	18,052,632	19,851,326
Total	159,925,556	139,678,128

	Average interest rate (%)
Currency:	2025	2024
Real	11.9%	11.4%
U.S. dollar	5.7%	6.1%
Total	8.8%	8.8%

The changes in “Liabilities arising from securities” were as follows:

Thousand of Reais	2025	2024	2023
Balance at the beginning of the fiscal year	139,678,128	130,383,015	116,042,393
Issuances	88,504,440	39,541,342	75,404,958
Payments	(79,939,286)	(33,038,049)	(63,400,960)
Interest	3,839,689	3,778,418	4,998,766
Exchange differences and Others	7,842,585	(986,598)	(2,662,142)
Balance at the end of the fiscal year	159,925,556	139,678,128	130,383,015

As of December 31, 2025, 2024 and 2023, none of these instruments had been converted into shares of the Bank nor had they obtained privileges or rights that, under certain circumstances, would render them convertible into shares.

Note 43-d provides details on the residual maturity periods of the financial liabilities at amortized cost for each fiscal year.

The breakdown of “Eurobonds and other securities” is as follows:

Issuance	Maturity by	Interest Rate (p.a.)	2025	2024
2021	2031	Up to 6%	2,608,545	4,195,534
2022	2035	Up to 15%	1,247,459	1,459,607
2023	2029	Up to 15%	2,022,920	3,102,939
2024 (1)	2029	Up to 6%	2,568,847	11,093,246
2025	2035	Up to 15%	9,604,861	-
Total			18,052,632	19,851,326

(1)	Includes SOFR fee.